Retirement Benefit Plans - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of defined benefit plans [line items]
Percentage of monthly pension contributions	6.00%	6.00%
Pension costs	$ 213,990	$ 6,526	$ 209,978		$ 188,141
Expected contribution to defined benefit plans				$ 600,399
Expected contribution to defined benefit plans in 2024	414,648	12,646
Pension plans for executive managers [member]
Disclosure of defined benefit plans [line items]
Pension costs	10,434	318	11,898		7,735
Accrued pension liabilities	381,020		383,805			$ 11,620
Gains (losses) on remeasurements of defined benefit plans	$ 12,035	$ 367	$ 954		$ 3,778
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation			6 years	6 years
Top of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation			12 years	12 years